Post-employee benefit plans - Contributions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Contributions, defined contribution plan	$ (108)	$ (99)
Estimated of contributions expected to be paid to plan for next annual reporting period, defined contribution plan	110
DB pension
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period, defined benefit plan	210
OPEBs
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period, defined benefit plan	80
Plan assets
Disclosure of defined benefit plans [line items]
Contributions, defined benefit plan	(382)	(702)
Plan assets | DB pension
Disclosure of defined benefit plans [line items]
Contributions, defined benefit plan	(305)	(626)
Voluntary contributions	100	400
Plan assets | OPEBs
Disclosure of defined benefit plans [line items]
Contributions, defined benefit plan	$ (77)	$ (76)